UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-8047


                             Scudder YieldWise Funds
                             -----------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder YieldWise Money Fund
Portfolio of Investment as of October 31, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------

                                                                                       Principal
                                                                                       Amount ($)                 Value ($)
                                                                                      -------------------------------------

Certificates of Deposit and Bank Notes 6.1%
Calyon, 1.14%, 12/31/2004                                                               5,000,000                5,000,000
National Australia Bank Ltd., 1.45%, 12/13/2004                                         5,000,000                5,001,021
Societe Generale, 1.18%, 1/4/2005                                                       4,000,000                4,000,000
Wells Fargo Bank NA, 1.79%, 11/12/2004                                                  6,000,000                6,000,045
                                                                                                              ------------
Total Certificates of Deposit and Bank Notes (Cost $20,001,066)                                                 20,001,066

Commercial Paper 32.8%
Bellsouth Corp., 1.82%**, 11/9/2004                                                     8,000,000                7,996,764
Beta Finance, Inc., 1.6%**, 11/4/2004                                                   2,000,000                1,999,733
CC (USA), Inc.:
1.94%**, 2/28/2005                                                                      4,000,000                3,974,481
2.0%**, 1/6/2005                                                                        3,000,000                2,989,055
2.0%**, 1/7/2005                                                                        5,000,000                4,981,389
CIT Group, Inc.:
1.73%**, 11/12/2004                                                                     4,000,000                3,997,886
1.91%**, 1/18/2005                                                                      3,000,000                2,987,650
Credit Suisse First Boston (USA), Inc., 1.65%**, 11/16/2004                             4,000,000                3,997,250
Dorada Finance, Inc., 1.94%**, 1/14/2005                                                5,000,000                4,980,164
General Electric Capital Corp., 1.75%**, 12/29/2004                                     6,000,000                5,983,180
Genworth Finance, Inc., 1.93%**, 12/13/2004                                             8,000,000                7,981,987
Giro Funding US Corp.:
1.8%**, 11/10/2004                                                                      5,000,000                4,997,750
2.03%**, 1/14/2005                                                                      4,000,000                3,983,391
Irish Life and Permanent PLC, 2.0%**, 3/8/2005                                          5,000,000                4,964,722
K2 (USA) LLC:
2.02%**, 2/28/2005                                                                      3,000,000                2,980,068
2.07%**, 1/24/2005                                                                      3,000,000                2,985,580
Lake Constance Funding LLC:
1.81%**, 11/12/2004                                                                     5,000,000                4,997,235
1.91%**, 12/15/2004                                                                     6,000,000                5,985,993
Prudential PLC, 2.03%**, 1/7/2005                                                       4,000,000                3,984,962
Ranger Funding Company LLC, 1.86%**, 11/22/2004                                         5,000,000                4,994,575
RWE AG:
1.65%**, 11/9/2004                                                                      5,000,000                4,998,167
1.82%**, 11/15/2004                                                                     3,008,000                3,005,871
2.01%**, 1/4/2005                                                                       7,000,000                6,975,111
                                                                                                              ------------
Total Commercial Paper (Cost $106,722,964)                                                                     106,722,964

Floating Rate Notes* 16.0%
American Honda Finance Corp., 2.42%, 1/18/2005                                          5,000,000                5,004,256
Barclays Bank PLC, 1.77%, 3/24/2005                                                     3,000,000                2,999,171
Bear Stearns Cos., Inc., 2.31%, 11/30/2004                                              7,225,000                7,227,998
Canadian Imperial Bank of Commerce, 1.79%, 6/8/2005                                     6,000,000                5,999,230
Credit Suisse First Boston (USA), Inc., 1.87%, 9/9/2005                                 5,000,000                5,001,001
Depfa Bank PLC, 1.86%, 6/15/2005                                                        3,000,000                3,000,000
General Electric Capital Corp., 1.925%, 12/15/2004                                        900,000                  900,053
Lehman Brothers Holding, Inc., 1.87%, 4/21/2005                                         5,000,000                5,000,000
Merrill Lynch & Co., Inc., 2.18%, 1/14/2005                                             4,000,000                4,002,765
Morgan Stanley, 1.87%, 2/18/2005                                                        3,000,000                3,000,000
Tango Finance Corp., 1.87%, 3/22/2005                                                  10,000,000                9,999,802
                                                                                                              ------------
Total Floating Rate Notes (Cost $52,134,276)                                                                    52,134,276


US Government Sponsored Agencies 29.0%
Federal Farm Credit Bank:
1.72%*, 1/17/2006                                                                       5,000,000                5,000,000
1.78%*, 12/15/2004                                                                     25,000,000               24,999,552
1.78%*, 6/13/2005                                                                       5,000,000                4,999,693
Federal Home Loan Bank:
1.45%, 1/11/2005                                                                        5,000,000                5,000,000
1.5%, 3/8/2005                                                                          5,000,000                5,000,000
2.0%, 11/15/2004                                                                        1,170,000                1,170,358
4.125%, 1/14/2005                                                                       8,185,000                8,231,798
Federal Home Loan Mortgage Corp.:
1.5%, 2/14/2005                                                                         3,000,000                3,000,000
Series RB, 1.6%**, 11/9/2004                                                            4,000,000                3,998,578
2.0%*, 10/7/2005                                                                       25,000,000               25,000,000
Federal National Mortgage Association:
1.6%, 12/29/2004                                                                        5,000,000                5,000,000
1.75%, 5/23/2005                                                                        2,000,000                2,000,000
7.125%, 2/15/2005                                                                       1,000,000                1,015,235
                                                                                                              ------------
Total US Government Sponsored Agencies (Cost $94,415,214)                                                       94,415,214

Funding Agreements 2.2%
New York Life Insurance Co., 2.0%*, 9/20/2005
(Cost $7,000,000)                                                                       7,000,000                7,000,000
                                                                                                              ------------

Promissory Notes 2.5%
Goldman Sachs Group, Inc.:
1.27%, 11/8/2004                                                                        4,000,000                4,000,000
1.96%*, 5/26/2005                                                                       4,000,000                4,000,000
                                                                                                              ------------
Total Promissory Notes (Cost $8,000,000)                                                                         8,000,000

Repurchase Agreements 10.8%
Goldman Sachs Co., Inc., 1.8%, dated 10/27/2004,
to be repurchased at $10,006,000 on 11/08/2004 (a)                                     10,000,000               10,000,000
JPMorgan Chase, Inc., 1.89%, dated 10/29/2004,
to be repurchased at $24,003,780 on 11/01/2004 (b)                                     24,000,000               24,000,000
State Street Bank and Trust Co., 1.7%, dated 10/29/2004,
to be repurchased at $1,003,142 on 11/01/2004 (c)                                       1,003,000                1,003,000
                                                                                                              ------------
Total Repurchase Agreements (Cost $35,003,000)                                                                  35,003,000


                                                                                             % of
                                                                                         Net Assets            Value ($)
                                                                                         ----------            ---------

Total Investment Portfolio  (Cost $323,276,520)                                              99.4              323,276,520
Other Assets and Liabilities, Net                                                             0.6                1,836,437
                                                                                                              ------------
Net Assets                                                                                  100.0              325,112,957
                                                                                                              ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate securities are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2004.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by $9,785,143 Federal National Mortgage Association, 6.0%, maturing on 8/1/2034 with a value of $10,200,000.

(b) Collateralized by:

Principal                                                                    Maturity               Collateral
Amount ($)        Security                                   Rate (%)          Date                  Worth ($)
----------------------------------------------------------------------------------------------------------------
20,000,000       Federal National Mortgage Association         4.0          1/25/2027                20,048,399
4,412,387        Federal Home Loan Mortgage Corp.            4.0-4.5   3/15/2017-3/15/2018            4,433,862
----------------------------------------------------------------------------------------------------------------
Total Collateral Value                                                                               24,482,261

(c) Collateralized by $1,020,000 Federal Home Loan Mortgage Corp., 2.875%, maturing on 9/15/2005 with a value of $1,027,568.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder YieldWise Money Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder YieldWise Money Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004